Prepayments and other current assets	12 Months Ended
Dec. 31, 2019
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses.

	December 31,
	2019	2018
	US$’000	US$’000

Deposits paid	344	259
Prepayments	151	59
Other receivables	251	156
Other tax recoverable	2	73
	748	547

ZHEJIANG TIANLAN
Prepayments and other current assets

Prepayments and other current assets mainly represent deposits for bidding projects, purchases, services and finance leases and prepaid expenses.

	December 31,
	2019	2018
	RMB’000	RMB’000

Prepayments	19,962	18,702
Other receivables	13,988	8,791
Deposits for finance leases	17,512	-
Other current assets	1,397	1,485

	52,859	28,978